Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Mortgage loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Allowance for loan losses	$ 937,994	$ 978,754
Net carrying amount	25,711,811	23,795,548
Mortgages loans [member]
Disclosure of financial assets [line items]
- Increases due to change in credit risk	(43,274)	(23,189)
Decreases due to change in credit risk	(12,936)	(15,587)
- Changes due to modifications that did not result in derecognition	617	84
New financial assets originated or purchased	(4,696)	(20,928)
Financial assets that have been derecognized	5,005	20,708
Foreign exchange and other movements	2,110	(89)
Allowance for loan losses	100,844	77,298	$ 73,465
Net carrying amount	6,929,766	6,167,673
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(24,743,360)	(22,617,981)
- Charge-offs	343,542	292,655
- Changes due to modifications that did not result in derecognition	305,353	292,108
New financial assets originated or purchased	(10,544,152)	(12,417,491)
Financial assets that have been derecognized	7,581,309	9,796,913
Foreign exchange and other movements	449,523	(89,564)
Ending balance	(26,607,785)	(24,743,360)
Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(6,244,971)
Ending balance	(7,030,610)	(6,244,971)
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(23,546,591)	(21,529,027)
- Charge-offs	318,559	292,117
- Changes due to modifications that did not result in derecognition	302,711	294,305
New financial assets originated or purchased	(10,318,458)	(11,952,827)
Financial assets that have been derecognized	7,232,474	9,410,807
Foreign exchange and other movements	448,516	(61,966)
Ending balance	(25,562,789)	(23,546,591)
Collectively assessed for credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(6,244,971)	(5,316,753)
- Charge-offs	12,373	11,402
- Changes due to modifications that did not result in derecognition	32,985	46,338
New financial assets originated or purchased	(1,235,962)	(2,453,883)
Financial assets that have been derecognized	281,308	1,431,188
Foreign exchange and other movements	123,657	36,737
Ending balance	(7,030,610)	(6,244,971)
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(19,955,723)	(16,327,018)
Changes in the allowances - Net Transfer to stage 1	(404,225)	(1,184,076)
- Net Transfer to stage 2	835,792	554,440
- Net Transfer to stage 3	151,827	73,679
- Charge-offs	33,187	18,776
- Changes due to modifications that did not result in derecognition	271,885	270,726
New financial assets originated or purchased	(9,469,441)	(10,860,705)
Financial assets that have been derecognized	6,425,979	7,562,147
Foreign exchange and other movements	421,452	(63,692)
Ending balance	(21,689,267)	(19,955,723)
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(5,815,884)	(4,166,515)
Changes in the allowances - Net Transfer to stage 1	(73,851)	(527,946)
- Net Transfer to stage 2	226,002	47,731
- Net Transfer to stage 3	23,085	4,862
- Charge-offs	118
- Changes due to modifications that did not result in derecognition	31,722	43,602
New financial assets originated or purchased	(1,189,931)	(2,342,992)
Financial assets that have been derecognized	246,095	1,081,369
Foreign exchange and other movements	104,540	44,005
Ending balance	(6,448,104)	(5,815,884)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(2,733,535)	(4,277,136)
Changes in the allowances - Net Transfer to stage 1	388,610	1,171,376
- Net Transfer to stage 2	(865,671)	(599,608)
- Net Transfer to stage 3	199,790	137,518
- Charge-offs	46,996	44,191
- Changes due to modifications that did not result in derecognition	27,727	21,168
New financial assets originated or purchased	(636,437)	(869,602)
Financial assets that have been derecognized	641,774	1,608,876
Foreign exchange and other movements	30,639	29,682
Ending balance	(2,900,107)	(2,733,535)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(314,060)	(1,025,921)
Changes in the allowances - Net Transfer to stage 1	71,983	525,493
- Net Transfer to stage 2	(237,397)	(62,549)
- Net Transfer to stage 3	59,052	26,414
- Charge-offs	233	84
- Changes due to modifications that did not result in derecognition	1,306	2,804
New financial assets originated or purchased	(40,387)	(83,827)
Financial assets that have been derecognized	18,252	305,420
Foreign exchange and other movements	10,455	(1,978)
Ending balance	(430,563)	(314,060)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(857,333)	(924,873)
Changes in the allowances - Net Transfer to stage 1	15,615	12,700
- Net Transfer to stage 2	29,879	45,168
- Net Transfer to stage 3	(351,617)	(211,197)
- Charge-offs	238,376	229,150
- Changes due to modifications that did not result in derecognition	3,099	2,411
New financial assets originated or purchased	(212,580)	(222,520)
Financial assets that have been derecognized	164,721	239,784
Foreign exchange and other movements	(3,575)	(27,956)
Ending balance	(973,415)	(857,333)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(115,027)	(124,317)
Changes in the allowances - Net Transfer to stage 1	1,868	2,453
- Net Transfer to stage 2	11,395	14,818
- Net Transfer to stage 3	(82,137)	(31,276)
- Charge-offs	12,022	11,318
- Changes due to modifications that did not result in derecognition	(43)	(68)
New financial assets originated or purchased	(5,644)	(27,064)
Financial assets that have been derecognized	16,961	44,399
Foreign exchange and other movements	8,662	(5,290)
Ending balance	$ (151,943)	$ (115,027)